CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (5,869)	$ (62,804)	$ (32,030)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, amortization and impairment	6,224	8,132	7,352
Share-based compensation	6,040	8,845	9,165
Amortization of issuance costs of Convertible debt	200	198	171
Changes in operating assets and liabilities:
Increase (decrease) in accrued severance pay, net	(203)	116	92
Decrease in other assets, other receivables and prepaid expenses	702	621	720
Decrease (increase) in accrued interest and amortization of premium on available-for sale marketable securities	(1,392)	(712)	71
Decrease in operating lease right-of-use asset	2,174	2,686	3,126
Decrease in operating leases liability	(1,644)	(3,322)	(3,131)
Decrease (increase) in trade receivables	(1,654)	34,273	(11,629)
Decrease (increase) in inventories	3,263	1,388	(2,170)
Increase (decrease) in trade payables	(24)	(10,692)	7,721
Decrease in employees and payroll accruals	(4,358)	(1,571)	(385)
Increase (decrease) in deferred revenues	1,861	(5,781)	(9,970)
Decrease in other payables and accrued expenses	(494)	(1,113)	(1,668)
Net cash provided by (used in) operating activities	4,826	(29,736)	(32,565)
Cash flows from investing activities:
Decrease (increase) in restricted deposits	703	(836)	430
Investment in short-term bank deposits	(24,550)	(15,900)	(130,050)
Withdrawal in short-term bank deposits	19,300	74,665	122,220
Purchase of property and equipment	(2,117)	(2,489)	(5,642)
Investment in available-for sale marketable securities	(61,003)	(46,742)	0
Proceeds from maturity of available-for-sale marketable securities	64,790	22,935	6,859
Proceeds from sale of available-for-sale marketable securities	0	0	171
Acquisition	0	0	(500)
Net cash provided by (used in) investing activities	(2,877)	31,633	(6,512)
Cash flows from financing activities:
Proceeds from exercise of share options	1	0	251
Issuance of convertible debt	0	0	39,404
Net cash provided by financing activities	1	0	39,655
Increase in cash and cash equivalents	1,950	1,897	578
Cash and cash equivalents at the beginning of the year	14,192	12,295	11,717
Cash and cash equivalents at the end of the year	16,142	14,192	12,295
Cash paid during the year for:
Taxes	601	385	413
Interest received	2,938	3,287	923
Non-cash activity:
Right-of-use assets obtained in the exchange for operating lease liabilities	$ 5,858	$ 356	$ 196